Convertible Notes (Tables)	12 Months Ended
Dec. 31, 2021
Debt Disclosure [Abstract]
Summary of Principal Amount, Debt Issuance Costs and Derivative Liability
The principal amount, contingent redemption feature, contingent interest feature and debt issuance costs as of December 31, 2021 were as follows:

	As of December 31, 2020	Charge to profit and loss	Redemption	Foreign currency translation adjustment	As of December 31, 2021
	RMB	RMB	RMB	RMB	RMB	US$
Principal amount	228,372	—	(228,508)	136	—	—

Contingent redemption feature, contingent interest feature and debt issuance costs	(3,143)	3,108	—	35	—	—

Total	225,229	3,108	(228,508)	171	—	—